Debt	3 Months Ended
Sep. 30, 2017
Successor
Debt

NOTE 7–DEBT

Our debt consisted of the following:

	September 30, 2017	March 31, 2017
Revenue based funding arrangement entered into on 8/31/15 [1]	$-	$263,641
Revenue share agreement entered into on 6/28/16 [2]	400,000	525,000
Purchase and sale agreement for future receivables entered into on 9/30/16 [3]	87,288	220,652
Short-term advance received on 1/11/17 [4]	-	1,000,000
Short-term advance received on 3/16/17 [5]	-	50,000
Promissory note entered into on 3/31/17 [6]	-	34,452
Promissory note entered into on 8/15/17 [7]	300,000	-
Promissory note entered into on 8/24/17 [8]	26,250	-
Promissory note entered into on 9/15/17 [9]	251,850	-
	$1,065,388	$2,093,745

_______________

[1]   We entered into a Revenue-based Funding Agreement and received proceeds of $50,000 on December 18, 2015, $25,000 on April 17, 2015, and $25,000 September 1, 2015. The agreement required that beginning September 30, 2015, we would pay an amount equal to 2% of our top-line revenue generated from the prior month to pay down the loan until the lender had received an amount that was three times the amount advanced. During the six months ending September 30, 2017, we agreed to issue 10,000,000 shares of common stock to extinguish $263,641 in debt.

[2]   During April 2016, we entered into a Royalty Agreement, which was replaced with a Revenue Share Agreement dated June 28, 2016, which was amended in October of 2016. Cash receipts were received of $100,000, $150,000, and $250,000 on April 19, May 11, and June 29, 2016, respectively. In accordance with the terms of the final amended agreement, we are required to make payments of $25,000 per month or a 3% royalty for the previous month’s sales, whichever is greater, beginning February 15, 2017, until the lender has been repaid $600,000. During the six months ending September 30, 2017, we repaid $125,000.

[3]   We entered into a Purchase and Sale Agreement for future receivables with an entity that provides quick access to working capital. On October 6, 2016, we received proceeds from this arrangement of $250,000. In accordance with the terms of the agreement, we are required to repay $345,600 over a 16-month period by making ACH payments in the amount of $1,052 per business day. Accordingly, we recorded $95,000 as interest expense at inception of the agreement, which was the difference between the funds received and the amount that was to be repaid. During the six months ending September 30, 2017, we paid $133,604 on the debt and recorded $240 for six monthly maintenance fees of $40 per month.

[4]   We received funds of $1,000,000 on January 11, 2017, and funds of $800,000 on April 10, 2017, as a result of a short-term advance in which the lender was anticipating converting such funds into shares of common stock upon our acquisition by a publicly traded company. On June 6, 2017, we formalized a Conversion Agreement wherein the total of these funds, or $1,800,000, was exchanged for 180,000,000 shares of our common stock.

[5]   We received funds of $50,000 on March 16, 2017, as a result of a short-term advance. Such advance has no interest rate or due date, thus was shown as due on demand. During the six months ending September 30, 2017, we entered into a Conversion Agreement and issued 5,000,000 shares of common stock in exchange for the $50,000 in debt.

[6]   We received a short-term advance of $24,965 on March 3, 2017, and entered into a Promissory Note with the lender on March 31, 2017, to formalize the lending arrangements for this advance. Per the Promissory Note, $50,000 was to be advanced on or before April 3, 2017, therefore, we received $25,000 in proceeds during the six months ended September 30, 2017. The Promissory Note provides for a fixed interest amount of $19,000 and matures on September 30, 2017. During the six months ended September 30, 2017, we recorded $9,513 as interest expense. On September 10, 2017, we agreed to issue 5,000,000 shares of common stock in exchange for the full $68,965 in debt.

[7]   We received proceeds of $250,000 under a Promissory Note entered into on August 14, 2017, with a maturity date of December 31, 2017. The Promissory Note requires us to pay a fixed interest amount of $25,000 if we choose to pay the note in full by October 31, 2017, or to pay a fixed interest amount of $50,000 if the note is paid in full by its maturity date. During the six months ended September 30, 2017, we recorded $50,000 as interest expense because we did not repay the loan in full prior to October 31, 2017.

[8]   We received proceeds of $100,000 under a Promissory Note entered into on August 24, 2017, with a maturity date of October 6, 2017. The note states a fixed interest amount of $5,000, which was recorded in the six months ended September 30, 2017, along with payments of $78,750.

[9]   We received proceeds of $250,000 under a Promissory Note entered into on September 15, 2017, with a maturity date of October 5, 2017. The Promissory Note states that if the note is not paid in full by the maturity date, interest will accrue at the rate of 18% per annum, with interest commencing on the date of execution of the note and continuing until the note is paid in full. We have not made any payments on this note and, therefore, consider it due on demand. During the six months ended September 30, 2017, $1,850 was recorded as interest expense on the note.

In addition to the above debt transactions that were outstanding as of September 30, 2017 and March 31, 2017, during the six months ended September 30, 2017, we also received proceeds of $50,000 from short-term advances and $200,000 from short-term notes. During the six months ended September 30, 2017, we recorded interest expense of $10,000 for fixed interest amounts due on the notes, entered into a Conversion Agreement to issue 5,000,000 shares of stock to extinguish the short-term advance of $50,000, and made total cash payments of $210,000 to extinguish the interest and principal amounts due on the notes.